STOCK BASED COMPENSATION - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 14, 2016	Oct. 07, 2013	Jan. 14, 2013	Apr. 25, 2011	Jun. 03, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options granted (in years)			7 years 11 months 19 days		7 years 3 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 938,939	$ 974,425	$ 1,850,088	$ 2,655,262	$ 4,373,033	$ 3,828,561
Total unrecognized estimated compensation cost related to stock options	$ 2,737,129		$ 2,737,129		$ 3,588,276
Total unrecognized estimated compensation cost related to stock options, recognition period			2 years 9 months 18 days		2 years 10 months 24 days
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number	11,010,806		11,010,806		7,027,658
Market Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options granted (in years)			10 years
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options granted (in years)			10 years		10 years
2005 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance									11,155,295	945,276	875,000	373,831
Term of stock options granted (in years)			10 years
Shares of common stock reserved for issuance under					4,087,657
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number							7,018,549
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance								9,000,000
Term of stock options granted (in years)			10 years
Shares of common stock reserved for issuance under	5,007,743		5,007,743
Share based Compensation Arrangement By Share based Payment Award Maximum Number Of Shares Issuable	4,000,000		4,000,000
2016 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
2016 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years